Document And Entity Information	0 Months Ended
Jan. 13, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	VOYAGEUR MUTUAL FUNDS III
Central Index Key	0000763749
Amendment Flag	false
Document Creation Date	Jan. 13, 2014
Document Effective Date	Jan. 13, 2014
Prospectus Date	Aug. 28, 2013